STOCKHOLDERS EQUITY AND EARNINGS PER SHARE - Anti-dilutive (Details) - shares shares in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Restricted stock units (RSUs)
Antidilutive Securities
Dilutive earnings per shares					1.4
Stock Options
Antidilutive Securities
Shares excluded from computation of diluted earnings per share	0.9	0.1	0.6	0.1	0.2	0.2	0.4